Document and Entity Information	Oct. 15, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	WAFD, INC.
Entity Central Index Key	0000936528
Amendment Flag	false
Entity Incorporation, State or Country Code	WA
Entity File Number	001-34654
Entity Tax Identification Number	91-1661606
Entity Address, Address Line One	425 Pike Street
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	624-7930
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series A Preferred Stock [Member]
Document Information [Line Items]
Trading Symbol	WAFDP
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of 4.875% Fixed Rate Series A Non-Cumulative Perpetual Preferred Stock
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	WAFD
Title of 12(b) Security	Common Stock, $1.00 par value per share
Security Exchange Name	NASDAQ